WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 84.2%
COMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 2.4%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	600,000	$498,468	(a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,680,000	1,375,744	(a)
Altice France Holding SA, Senior Notes	6.000%	2/15/28	880,000	613,008	(a)
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	1,030,000	851,635	(a)
Altice France SA, Senior Secured Notes	5.125%	7/15/29	470,000	364,734	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	1,860,000	1,457,651	(a)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	340,000	284,408
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	540,000	526,354	(a)

Total Diversified Telecommunication Services				5,972,002

Entertainment - 0.6%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,300,000	562,010	(a)
AMC Entertainment Holdings Inc., Secured Notes (5.000% Cash and 6.000% PIK or 10.000% Cash or 12.000% PIK)	10.000%	6/15/26	310,000	160,087	(a)(b)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	530,000	318,140	(a)
Playtika Holding Corp., Senior Notes	4.250%	3/15/29	350,000	283,815	(a)
Speedway Motorsports LLC/Speedway Funding II Inc., Senior Notes	4.875%	11/1/27	140,000	129,342	(a)

Total Entertainment				1,453,394

Interactive Media & Services - 0.9%
Match Group Holdings II LLC, Senior Notes	4.625%	6/1/28	190,000	168,940	(a)
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	1,820,000	1,425,788	(a)
Rackspace Technology Global Inc., Senior Secured Notes	3.500%	2/15/28	890,000	542,753	(a)

Total Interactive Media & Services				2,137,481

Media - 5.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	590,000	478,431	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	750,000	594,375
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	5,720,000	4,287,469	(a)
Clear Channel Outdoor Holdings Inc., Senior Notes	7.500%	6/1/29	430,000	348,704	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	1

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - continued
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	1,680,000	$1,503,909	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	300,000	281,352
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,887,000	1,466,680
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,410,000	834,544
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,080,000	864,729	(a)
iHeartCommunications Inc., Senior Secured Notes	5.250%	8/15/27	70,000	60,988	(a)
iHeartCommunications Inc., Senior Secured Notes	4.750%	1/15/28	240,000	202,038	(a)
News Corp., Senior Notes	3.875%	5/15/29	330,000	283,091	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	180,000	160,847	(a)
Virgin Media Finance PLC, Senior Notes	5.000%	7/15/30	300,000	244,770	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	1,520,000	1,378,731	(a)
VZ Secured Financing BV, Senior Secured Notes	5.000%	1/15/32	850,000	699,908	(a)

Total Media				13,690,566

Wireless Telecommunication Services - 2.1%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,020,000	865,751	(a)
CSC Holdings LLC, Senior Notes	5.750%	1/15/30	2,430,000	1,394,492	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	970,000	517,471	(a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	1,050,000	1,251,022
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,410,000	1,169,031	(a)

Total Wireless Telecommunication Services				5,197,767

TOTAL COMMUNICATION SERVICES				28,451,210

CONSUMER DISCRETIONARY - 22.4%
Auto Components - 1.5%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	42,000	39,990
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	671,000	620,967
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	1,700,000	1,373,340
Dornoch Debt Merger Sub Inc., Senior Notes	6.625%	10/15/29	250,000	189,062	(a)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	1,610,000	1,553,256	(a)

Total Auto Components				3,776,615

See Notes to Schedule of Investments.

2	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Automobiles - 2.8%
Ford Motor Co., Senior Notes	3.250%	2/12/32	5,770,000		$4,380,742
Ford Motor Co., Senior Notes	6.100%	8/19/32	860,000		801,706
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	850,000		711,012
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	640,000		648,851
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	330,000		301,751	(a)

Total Automobiles					6,844,062

Distributors - 0.6%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	724,550		765,357	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	704,765		806,075	(a)(b)

Total Distributors					1,571,432

Diversified Consumer Services - 1.8%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	338,000		311,444	(a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	970,000		780,695	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Secured Notes	6.250%	1/15/28	890,000		826,396	(a)
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	3.375%	8/31/27	310,000		268,479	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	1,850,000		1,339,391	(a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	1,614,000		824,972	(a)

Total Diversified Consumer Services					4,351,377

Hotels, Restaurants & Leisure - 13.4%
888 Acquisitions Ltd., Senior Secured Notes	7.558%	7/15/27	470,000	EUR	427,522	(a)
Boyne USA Inc., Senior Notes	4.750%	5/15/29	330,000		292,368	(a)
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	530,000		535,782	(a)
Caesars Entertainment Inc., Senior Notes	4.625%	10/15/29	390,000		333,922	(a)
Caesars Entertainment Inc., Senior Secured Notes	7.000%	2/15/30	850,000		857,374	(a)
Carnival Corp., Secured Notes	10.500%	2/1/26	600,000		621,563	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	1,260,000		982,800	(a)
Carnival Corp., Senior Notes	10.500%	6/1/30	1,310,000		1,269,881	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	870,000		931,683	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	1,240,000		944,068	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	3

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - continued
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc., Senior Secured Notes	4.625%	1/15/29	460,000		$398,268	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	1,160,000		1,114,559	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,400,000		1,221,823
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.669%)	6.482%	7/16/35	1,232,000	GBP	1,164,520	(c)(d)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	200,000		186,750	(a)
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	1,270,000		1,055,382	(a)
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	800,000		854,328	(a)
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	780,000		733,200	(a)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	1,200,000		1,039,416	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	600,000		522,900	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	1,720,000		1,596,951	(a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	1,200,000		1,000,404	(a)
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	7/1/26	820,000		716,190	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	930,000		855,488	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	650,000		692,861	(a)
Royal Caribbean Cruises Ltd., Senior Notes	7.250%	1/15/30	1,190,000		1,194,326	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	1,020,000	GBP	1,147,183	(c)
Sands China Ltd., Senior Notes	4.300%	1/8/26	320,000		296,485
Sands China Ltd., Senior Notes	5.900%	8/8/28	500,000		473,805
Sands China Ltd., Senior Notes	3.350%	3/8/29	200,000		163,637
Sands China Ltd., Senior Notes	3.750%	8/8/31	1,470,000		1,162,553
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	320,000		292,357	(a)
Sugarhouse HSP Gaming Prop Mezz LP/ Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	300,000		283,143	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	500,000		429,385	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	790,000		680,213	(a)
Viking Cruises Ltd., Senior Secured Notes	13.000%	5/15/25	1,200,000		1,276,614	(a)
Viking Ocean Cruises Ship VII Ltd., Senior Secured Notes	5.625%	2/15/29	391,000		336,016	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,139,000		1,004,427	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	380,000		363,502	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000		183,192	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	570,000		502,161	(a)

See Notes to Schedule of Investments.

4	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - continued
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	1,230,000	$1,053,956	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,140,000	935,877	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	870,000	869,082	(a)

Total Hotels, Restaurants & Leisure				32,997,917

Household Durables - 0.2%
Installed Building Products Inc., Senior Notes	5.750%	2/1/28	190,000	176,994	(a)
TopBuild Corp., Senior Notes	3.625%	3/15/29	350,000	292,069	(a)

Total Household Durables				469,063

Specialty Retail - 2.1%
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	270,000	255,435	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	550,000	582,219	(a)
Bath & Body Works Inc., Senior Notes	6.694%	1/15/27	110,000	109,102
Bath & Body Works Inc., Senior Notes	6.625%	10/1/30	780,000	739,919	(a)
Foot Locker Inc., Senior Notes	4.000%	10/1/29	450,000	370,434	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	390,000	328,080	(a)
Michaels Cos. Inc., Senior Notes	7.875%	5/1/29	650,000	489,902	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	650,000	541,616	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	460,000	444,369	(a)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	1,370,000	1,176,741	(a)

Total Specialty Retail				5,037,817

TOTAL CONSUMER DISCRETIONARY				55,048,283

CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	380,000	303,333	(a)

Food Products - 0.5%
Darling Ingredients Inc., Senior Notes	6.000%	6/15/30	640,000	619,200	(a)
FAGE International SA/FAGE USA Dairy Industry Inc., Senior Notes	5.625%	8/15/26	440,000	414,642	(a)
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed Ingredients Inc., Secured Notes	4.625%	3/1/29	320,000	261,123	(a)

Total Food Products				1,294,965

Personal Products - 0.1%
Edgewell Personal Care Co., Senior Notes	4.125%	4/1/29	180,000	153,684	(a)

TOTAL CONSUMER STAPLES				1,751,982

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	5

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ENERGY - 13.1%
Energy Equipment & Services - 1.2%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	630,000	$600,274	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	1,610,000	1,404,942	(a)
Transocean Inc., Senior Secured Notes	8.750%	2/15/30	1,000,000	1,018,705	(a)

Total Energy Equipment & Services				3,023,921

Oil, Gas & Consumable Fuels - 11.9%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	770,000	702,315	(a)
Apache Corp., Senior Notes	7.750%	12/15/29	170,000	176,099
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	2,080,000	1,962,334	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	420,000	422,568	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	720,000	702,727	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	80,000	78,494	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	1,640,000	1,583,428	(a)
CNX Midstream Partners LP, Senior Notes	4.750%	4/15/30	610,000	500,785	(a)
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	830,000	810,225	(a)
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	50,000	50,873	(a)
DCP Midstream Operating LP, Senior Notes	6.750%	9/15/37	420,000	441,290	(a)
Earthstone Energy Holdings LLC, Senior Notes	8.000%	4/15/27	190,000	182,192	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	290,000	280,118	(a)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	190,000	175,601	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	170,000	139,349	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	1,270,000	1,176,337	(d)(e)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	960,000	855,840	(d)(e)
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	100,000	96,614	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	170,000	161,209	(a)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	200,000	178,701
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	1,570,000	1,497,805	(a)
EQM Midstream Partners LP, Senior Notes	4.750%	1/15/31	200,000	162,705	(a)

See Notes to Schedule of Investments.

6	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - continued
EQM Midstream Partners LP, Senior Notes	6.500%	7/15/48	2,140,000	$1,596,847
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	8.875%	4/15/30	750,000	754,543
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	6.250%	4/15/32	410,000	372,315	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	420,000	400,380	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	320,000	325,134	(a)
MEG Energy Corp., Senior Notes	5.875%	2/1/29	900,000	840,357	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	600,000	579,540	(a)
Occidental Petroleum Corp., Senior Notes	8.875%	7/15/30	210,000	238,787
Occidental Petroleum Corp., Senior Notes	6.125%	1/1/31	1,340,000	1,351,377
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	410,000	412,610
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	40,000	40,759
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	220,000	169,024
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	150,000	112,660
Permian Resources Operating LLC, Senior Notes	5.875%	7/1/29	1,600,000	1,436,512	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	150,000	143,261
Range Resources Corp., Senior Notes	8.250%	1/15/29	820,000	842,316
Range Resources Corp., Senior Notes	4.750%	2/15/30	230,000	206,081	(a)
ROCC Holdings LLC, Senior Notes	9.250%	8/15/26	1,350,000	1,425,937	(a)
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	1,800,000	1,548,720
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	8.500%	10/15/26	535,000	508,610	(a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	460,000	397,288	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.250%	1/15/30	800,000	790,060	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	4.125%	8/15/31	350,000	301,394	(a)
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	430,000	351,074	(a)
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	800,000	676,360
Western Midstream Operating LP, Senior Notes	5.500%	2/1/50	1,210,000	989,439

Total Oil, Gas & Consumable Fuels				29,148,994

TOTAL ENERGY				32,172,915

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	7

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 7.3%
Banks - 0.4%
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	290,000	$280,414	(d)(e)
UniCredit SpA, Subordinated Notes (5.459% to 6/30/30 then 5 year Treasury Constant Maturity Rate + 4.750%)	5.459%	6/30/35	840,000	713,490	(a)(d)

Total Banks				993,904

Capital Markets - 2.0%
Coinbase Global Inc., Senior Notes	3.625%	10/1/31	920,000	555,717	(a)
Compass Group Diversified Holdings LLC, Senior Notes	5.250%	4/15/29	310,000	270,601	(a)
Credit Suisse Group AG, Junior Subordinated Notes (6.375% to 8/21/26 then 5 year Treasury Constant Maturity Rate + 4.822%)	6.375%	8/21/26	600,000	444,704	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,800,000	1,329,948	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	750,000	657,188	(a)(d)(e)
Credit Suisse Group AG, Junior Subordinated Notes (9.750% to 12/23/27 then 5 year Treasury Constant Maturity Rate + 6.383%)	9.750%	6/23/27	890,000	807,586	(a)(d)(e)
Credit Suisse Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	770,000	692,029	(a)(d)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	250,000	251,697	(a)

Total Capital Markets				5,009,470

Consumer Finance - 0.8%
FirstCash Inc., Senior Notes	4.625%	9/1/28	250,000	217,435	(a)
FirstCash Inc., Senior Notes	5.625%	1/1/30	530,000	469,566	(a)
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	550,000	475,269	(a)
Midcap Financial Issuer Trust, Senior Notes	5.625%	1/15/30	390,000	307,086	(a)
Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes	4.000%	6/15/29	550,000	438,212	(a)

Total Consumer Finance				1,907,568

See Notes to Schedule of Investments.

8	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - 1.9%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,393,942	$3,071,517	(a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	1,001,000	879,699	(a)
VistaJet Malta Finance PLC/XO Management Holding Inc., Senior Notes	6.375%	2/1/30	890,000	780,210	(a)

Total Diversified Financial Services				4,731,426

Insurance - 0.4%
Highlands Holdings Bond Issuer Ltd./ Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	704,387	648,685	(a)(b)
Ryan Specialty Group LLC, Senior Secured Notes	4.375%	2/1/30	330,000	282,550	(a)

Total Insurance				931,235

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
AFC Gamma Inc., Senior Notes	5.750%	5/1/27	660,000	524,790	(a)
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	850,000	656,472	(a)
Burford Capital Global Finance LLC, Senior Notes	6.250%	4/15/28	550,000	480,138	(a)
Burford Capital Global Finance LLC, Senior Notes	6.875%	4/15/30	470,000	406,033	(a)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	320,000	272,366	(a)
Ladder Capital Finance Holdings LLLP/ Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	140,000	114,008	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				2,453,807

Thrifts & Mortgage Finance - 0.8%
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	600,000	597,615	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	3.875%	3/1/31	370,000	288,689	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	4.000%	10/15/33	1,450,000	1,073,286	(a)

Total Thrifts & Mortgage Finance				1,959,590

TOTAL FINANCIALS				17,987,000

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	9

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 5.1%
Health Care Equipment & Supplies - 0.3%
Medline Borrower LP, Senior Notes	5.250%	10/1/29	420,000	$345,232	(a)
Medline Borrower LP, Senior Secured Notes	3.875%	4/1/29	310,000	258,656	(a)

Total Health Care Equipment & Supplies				603,888

Health Care Providers & Services - 1.8%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	300,000	238,932	(a)
Cano Health LLC, Senior Notes	6.250%	10/1/28	440,000	288,200	(a)
CHS/Community Health Systems Inc., Secured Notes	6.875%	4/15/29	700,000	490,342	(a)
CHS/Community Health Systems Inc., Secured Notes	6.125%	4/1/30	60,000	41,169	(a)
CHS/Community Health Systems Inc., Senior Secured Notes	5.250%	5/15/30	1,060,000	849,601	(a)
HCA Inc., Senior Notes	7.500%	11/15/95	680,000	739,134
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	240,000	229,618	(a)
Radiology Partners Inc., Senior Notes	9.250%	2/1/28	70,000	41,937	(a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000	467,917
Tenet Healthcare Corp., Senior Secured Notes	4.250%	6/1/29	720,000	631,152
U.S. Renal Care Inc., Senior Notes	10.625%	7/15/27	980,000	314,112	(a)

Total Health Care Providers & Services				4,332,114

Health Care Technology - 0.2%
AthenaHealth Group Inc., Senior Notes	6.500%	2/15/30	620,000	491,167	(a)

Pharmaceuticals - 2.8%
AdaptHealth LLC, Senior Notes	6.125%	8/1/28	700,000	644,226	(a)
AdaptHealth LLC, Senior Notes	4.625%	8/1/29	160,000	134,448	(a)
AdaptHealth LLC, Senior Notes	5.125%	3/1/30	680,000	588,985	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	960,000	422,788	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	440,000	190,300	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	500,000	345,573	(a)
Endo Luxembourg Finance Co. I Sarl/Endo US Inc., Senior Secured Notes	6.125%	4/1/29	300,000	222,750	*(a)(f)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	800,000	603,000	*(a)(f)
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	390,000	352,533
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	215,000	188,086

See Notes to Schedule of Investments.

10	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	2,860,000	$2,577,546
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	790,000	699,987

Total Pharmaceuticals				6,970,222

TOTAL HEALTH CARE				12,397,391

INDUSTRIALS - 12.5%
Aerospace & Defense - 1.6%
Bombardier Inc., Senior Notes	7.875%	4/15/27	1,200,000	1,193,700	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	750,000	735,748	(a)
TransDigm Inc., Senior Notes	5.500%	11/15/27	90,000	82,953
TransDigm Inc., Senior Notes	4.625%	1/15/29	140,000	120,457
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	200,000	204,586	(a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	1,590,000	1,584,038	(a)(g)

Total Aerospace & Defense				3,921,482

Air Freight & Logistics - 0.1%
XPO CNW Inc., Senior Notes	6.700%	5/1/34	360,000	329,481

Airlines - 3.0%
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	620,000	606,050	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	210,000	204,601	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,460,000	2,342,154	(a)
Hawaiian Brand Intellectual Property Ltd./ HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	920,000	856,428	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	454,500	454,954	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,200,000	1,205,700	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	310,000	311,473	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	1,655,000	1,468,706	(a)

Total Airlines				7,450,066

Building Products - 0.7%
Advanced Drainage Systems Inc., Senior Notes	6.375%	6/15/30	230,000	219,942	(a)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	11

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products — continued
MIWD Holdco II LLC/MIWD Finance Corp., Senior Notes	5.500%	2/1/30	1,550,000	$1,260,481	(a)
PGT Innovations Inc., Senior Notes	4.375%	10/1/29	240,000	201,748	(a)

Total Building Products				1,682,171

Commercial Services & Supplies - 3.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	280,000	241,217	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,030,000	979,391	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,000,000	821,486	(a)
Clean Harbors Inc., Senior Notes	6.375%	2/1/31	440,000	437,384	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,530,000	1,550,402
CoreCivic Inc., Senior Notes	4.750%	10/15/27	687,000	596,524
GEO Group Inc., Secured Notes	10.500%	6/30/28	347,000	353,385
GEO Group Inc., Secured Notes	9.500%	12/31/28	1,460,000	1,409,510	(a)
Legends Hospitality Holding Co. LLC/ Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	730,000	665,074	(a)
Madison IAQ LLC, Senior Notes	5.875%	6/30/29	560,000	446,717	(a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	100,000	85,405	(a)

Total Commercial Services & Supplies				7,586,495

Construction & Engineering - 0.3%
Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes	6.000%	2/1/26	350,000	325,765	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	400,000	357,450	(a)

Total Construction & Engineering				683,215

Electrical Equipment - 0.3%
Resideo Funding Inc., Senior Notes	4.000%	9/1/29	330,000	271,960	(a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	530,000	460,978	(a)

Total Electrical Equipment				732,938

Industrial Conglomerates - 0.1%
Covanta Holding Corp., Senior Notes	4.875%	12/1/29	340,000	287,523	(a)

Machinery - 0.9%
ATS Corp., Senior Notes	4.125%	12/15/28	1,090,000	952,733	(a)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	390,000	297,700

See Notes to Schedule of Investments.

12	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY Date	FACE AMOUNT†	VALUE
Machinery — continued
Roller Bearing Co. of America Inc., Senior Notes	4.375%	10/15/29	500,000	$432,800	(a)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	560,000	531,104

Total Machinery				2,214,337

Professional Services - 0.1%
ZipRecruiter Inc., Senior Notes	5.000%	1/15/30	250,000	210,281	(a)

Road & Rail - 0.0%††
XPO Escrow Sub LLC, Senior Notes	7.500%	11/15/27	120,000	121,855	(a)

Trading Companies & Distributors - 2.1%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	490,000	458,916	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	2,070,000	1,782,281	(a)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	160,000	152,656
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,230,000	1,160,892
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	640,000	548,390
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	950,000	951,259	(a)

Total Trading Companies & Distributors				5,054,394

Transportation Infrastructure - 0.2%
Carriage Purchaser Inc., Senior Notes	7.875%	10/15/29	560,000	419,415	(a)

TOTAL INDUSTRIALS				30,693,653

INFORMATION TECHNOLOGY - 3.0%
Communications Equipment - 1.4%
Central Parent Inc./CDK Global Inc., Senior Secured Notes	7.250%	6/15/29	660,000	645,982	(a)
CommScope Inc., Senior Notes	8.250%	3/1/27	1,030,000	876,628	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	2,000,000	1,632,060	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	90,000	68,713	(a)
Viavi Solutions Inc., Senior Notes	3.750%	10/1/29	290,000	242,376	(a)

Total Communications Equipment				3,465,759

IT Services - 0.5%
Clarivate Science Holdings Corp., Senior Notes	4.875%	7/1/29	350,000	302,731	(a)
Sabre GLBL Inc., Senior Secured Notes	11.250%	12/15/27	1,070,000	1,069,994	(a)

Total IT Services				1,372,725

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	13

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Software - 0.5%
Elastic NV, Senior Notes	4.125%	7/15/29	380,000	$312,223	(a)
Gen Digital Inc., Senior Notes	7.125%	9/30/30	250,000	244,020	(a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	260,000	262,834	(a)
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Senior Notes	3.875%	2/1/29	380,000	316,233	(a)

Total Software				1,135,310

Technology Hardware, Storage & Peripherals - 0.6%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	540,000	498,662	(a)
NCR Corp., Senior Notes	5.125%	4/15/29	170,000	145,338	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	720,000	774,900	(a)

Total Technology Hardware, Storage & Peripherals				1,418,900

TOTAL INFORMATION TECHNOLOGY				7,392,694

MATERIALS - 5.8%
Chemicals - 0.6%
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	111,834	89,747	(a)(b)
INEOS Quattro Finance 2 PLC, Senior Secured Notes	3.375%	1/15/26	900,000	792,591	(a)
LSF11 A5 Holdco LLC, Senior Notes	6.625%	10/15/29	400,000	339,815	(a)
Olin Corp., Senior Notes	5.000%	2/1/30	200,000	182,223

Total Chemicals				1,404,376

Construction Materials - 0.5%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	6.000%	11/1/28	340,000	302,146	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	910,000	838,215	(a)

Total Construction Materials				1,140,361

Containers & Packaging - 2.2%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,610,000	2,137,172	(a)(b)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	200,000	160,523	(a)
Ardagh Metal Packaging Finance USA LLC/ Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,140,000	1,104,512	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	770,000	617,397

See Notes to Schedule of Investments.

14	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - continued
Canpack SA/Canpack US LLC, Senior Notes	3.875%	11/15/29	1,460,000	$1,162,014	(a)
Cascades Inc./Cascades USA Inc., Senior Notes	5.375%	1/15/28	330,000	298,960	(a)
Pactiv LLC, Senior Notes	8.375%	4/15/27	10,000	10,088

Total Containers & Packaging				5,490,666

Metals & Mining - 2.5%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	1,350,000	1,310,777	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	3/1/26	250,000	238,750	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	1,840,000	1,727,944	(a)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	1,660,000	1,501,128
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	190,000	170,782	(a)
Hudbay Minerals Inc., Senior Notes	6.125%	4/1/29	1,390,000	1,228,593	(a)

Total Metals & Mining				6,177,974

TOTAL MATERIALS				14,213,377

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	380,000	368,646
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	400,000	260,756
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	930,000	645,648
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	970,000	841,026
Iron Mountain Information Management Services Inc., Senior Notes	5.000%	7/15/32	380,000	313,743	(a)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	320,000	239,606
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Senior Secured Notes	5.875%	10/1/28	150,000	133,555	(a)
Service Properties Trust, Senior Notes	4.500%	3/15/25	160,000	149,257
Service Properties Trust, Senior Notes	5.500%	12/15/27	1,110,000	1,001,428
Service Properties Trust, Senior Notes	4.950%	10/1/29	720,000	568,740

Total Equity Real Estate Investment Trusts (REITs)				4,522,405

Real Estate Management & Development - 0.4%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	620,000	560,378	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	390,000	341,744	(a)
Forestar Group Inc., Senior Notes	5.000%	3/1/28	120,000	103,583	(a)

Total Real Estate Management & Development				1,005,705

TOTAL REAL ESTATE				5,528,110

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	15

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 0.4%
Gas Utilities - 0.2%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.000%	6/1/31	290,000	$241,625	(a)
Superior Plus LP/Superior General Partner Inc., Senior Notes	4.500%	3/15/29	190,000	165,232	(a)

Total Gas Utilities				406,857

Independent Power and Renewable Electricity Producers - 0.2%
TransAlta Corp., Senior Notes	7.750%	11/15/29	560,000	573,135

TOTAL UTILITIES				979,992

TOTAL CORPORATE BONDS & NOTES (Cost — $225,801,534)				206,616,607

ASSET-BACKED SECURITIES - 6.8%
AB BSL CLO Ltd., 2021-2A D (3 mo. USD LIBOR + 3.350%)	8.142%	4/15/34	250,000	239,833	(a)(d)
AGL CLO Ltd., 2021-11A E (3 mo. USD LIBOR + 6.360%)	11.152%	4/15/34	250,000	224,393	(a)(d)
AGL CLO Ltd., 2021-16A D (3 mo. USD LIBOR + 3.100%)	7.908%	1/20/35	250,000	232,948	(a)(d)
AIG CLO LLC, 2018-1A DR (3 mo. USD LIBOR + 3.100%)	7.908%	4/20/32	280,000	265,542	(a)(d)
Aimco CLO Ltd., 2020-12A DR (3 mo. Term SOFR + 2.900%)	7.558%	1/17/32	370,000	350,732	(a)(d)
Bain Capital Credit CLO Ltd., 2021-4A E (3 mo. USD LIBOR + 6.500%)	11.308%	10/20/34	650,000	576,764	(a)(d)
Ballyrock CLO Ltd., 2018-1A C (3 mo. USD LIBOR + 3.150%)	7.958%	4/20/31	1,575,000	1,501,715	(a)(d)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	11.749%	4/20/35	670,000	608,260	(a)(d)
Barings CLO Ltd., 2018-3A D (3 mo. USD LIBOR + 2.900%)	7.708%	7/20/29	250,000	239,804	(a)(d)
Battalion CLO Ltd., 2017-11A DR (3 mo. USD LIBOR + 3.650%)	8.466%	4/24/34	250,000	242,049	(a)(d)
Battalion CLO Ltd., 2021-20A D (3 mo. USD LIBOR + 3.100%)	7.892%	7/15/34	250,000	231,345	(a)(d)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. USD LIBOR + 7.790%)	12.705%	8/20/32	250,000	228,146	(a)(d)
BlueMountain CLO Ltd., 2021-31A E (3 mo. USD LIBOR + 6.530%)	11.328%	4/19/34	160,000	139,931	(a)(d)
Bristol Park CLO Ltd., 2016-1A ER (3 mo. USD LIBOR + 7.000%)	11.792%	4/15/29	300,000	269,036	(a)(d)

See Notes to Schedule of Investments.

16	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - CONTINUED
Carlyle US CLO Ltd., 2017-2A C (3 mo. USD LIBOR + 3.700%)	8.508%	7/20/31	250,000	$230,230	(a)(d)
Carlyle US CLO Ltd., 2019-2A DR (3 mo. USD LIBOR + 6.500%)	11.292%	7/15/32	500,000	455,813	(a)(d)
Cathedral Lake Ltd., 2021-6A E (3 mo. USD LIBOR + 7.210%)	12.028%	4/25/34	125,000	118,192	(a)(d)
Catskill Park CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 3.700%)	8.508%	4/20/29	1,000,000	951,971	(a)(d)
Cook Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 5.400%)	10.192%	4/17/30	250,000	205,610	(a)(d)
Dryden Senior Loan Fund, 2015-40A DR (3 mo. USD LIBOR + 3.100%)	7.964%	8/15/31	250,000	235,346	(a)(d)
Eaton Vance CLO Ltd., 2020-2A ER (3 mo. USD LIBOR + 6.500%)	11.292%	1/15/35	410,000	380,272	(a)(d)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. USD LIBOR + 2.500%)	7.292%	4/15/31	350,000	323,754	(a)(d)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. USD LIBOR + 4.950%)	9.742%	4/15/31	250,000	210,197	(a)(d)
Grippen Park CLO Ltd., 2017-1A E (3 mo. USD LIBOR + 5.700%)	10.508%	1/20/30	460,000	406,091	(a)(d)
Halsey Point CLO Ltd., 2019-1A E (3 mo. USD LIBOR + 7.700%)	12.508%	1/20/33	350,000	336,586	(a)(d)
Jay Park CLO Ltd., 2016-1A DR (3 mo. USD LIBOR + 5.200%)	10.008%	10/20/27	350,000	321,624	(a)(d)
Magnetite Ltd., 2015-12A ER (3 mo. USD LIBOR + 5.680%)	10.472%	10/15/31	750,000	684,269	(a)(d)
Magnetite Ltd., 2020-26A ER (3 mo. USD LIBOR + 5.950%)	10.768%	7/25/34	500,000	461,501	(a)(d)
Marble Point CLO Ltd., 2017-1A C (3 mo. USD LIBOR + 2.350%)	7.142%	10/15/30	250,000	235,652	(a)(d)
Marble Point CLO Ltd., 2018-2A D (3 mo. USD LIBOR + 3.530%)	8.338%	1/20/32	500,000	433,669	(a)(d)
MKS CLO Ltd., 2017-2A D (3 mo. USD LIBOR + 2.650%)	7.458%	1/20/31	250,000	222,161	(a)(d)
Mountain View CLO Ltd., 2015-9A CR (3 mo. USD LIBOR + 3.120%)	7.912%	7/15/31	250,000	215,135	(a)(d)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. USD LIBOR + 2.900%)	7.692%	4/15/34	650,000	607,514	(a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2017-25A DR (3 mo. USD LIBOR + 2.850%)	7.645%	10/18/29	250,000	235,431	(a)(d)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	17

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - CONTINUED
Neuberger Berman Loan Advisers CLO Ltd., 2019-34A ER (3 mo. Term SOFR + 6.500%)	11.139%	1/20/35	600,000	$556,295	(a)(d)
Neuberger Berman Loan Advisers CLO Ltd., 2021-40A D (3 mo. USD LIBOR + 2.750%)	7.542%	4/16/33	250,000	234,962	(a)(d)
Ocean Trails CLO, 2014-5A DRR (3 mo. USD LIBOR + 3.450%)	8.265%	10/13/31	300,000	280,908	(a)(d)
Palmer Square CLO Ltd., 2021-2A E (3 mo. USD LIBOR + 6.350%)	11.142%	7/15/34	250,000	224,409	(a)(d)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	9.405%	4/15/31	270,000	268,854	(a)(d)
Sculptor CLO Ltd., 26A E (3 mo. USD LIBOR + 7.250%)	12.058%	7/20/34	310,000	268,774	(a)(d)
Symphony CLO Ltd., 2020-22A D (3 mo. USD LIBOR + 3.150%)	7.945%	4/18/33	825,000	771,978	(a)(d)
Symphony CLO Ltd., 2021-25A D (3 mo. USD LIBOR + 3.600%)	8.398%	4/19/34	250,000	234,388	(a)(d)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. USD LIBOR + 7.050%)	11.842%	4/15/35	250,000	229,590	(a)(d)
TICP CLO Ltd., 2018-IIA C (3 mo. USD LIBOR + 2.950%)	7.758%	4/20/28	310,000	304,977	(a)(d)
Venture CLO Ltd., 2014-17A DRR (3 mo. USD LIBOR + 2.820%)	7.612%	4/15/27	350,000	326,820	(a)(d)
Venture CLO Ltd., 2014-17A ERR (3 mo. USD LIBOR + 5.740%)	10.532%	4/15/27	350,000	298,385	(a)(d)

TOTAL ASSET-BACKED SECURITIES (Cost — $16,995,338)				16,621,856

SENIOR LOANS - 4.7%
COMMUNICATION SERVICES - 0.3%
Media - 0.3%
DirecTV Financing LLC, Closing Date Term Loan (1 mo. USD LIBOR + 5.000%)	9.635%	8/2/27	775,192	756,033	(d)(h)(i)

CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
Clarios Global LP, First Lien Amendment No. 1 Dollar Term Loan (1 mo. USD LIBOR + 3.250%)	7.885%	4/30/26	490,221	489,073	(d)(h)(i)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	10.252%	3/30/27	334,050	325,908	(d)(h)(i)
Truck Hero Inc., Initial Term Loan (1 mo. USD LIBOR + 3.750%)	8.385%	1/31/28	363,525	330,601	(d)(h)(i)

Total Auto Components				1,145,582

See Notes to Schedule of Investments.

18	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.2%
Adtalem Global Education Inc., Term Loan B (1 mo. USD LIBOR + 4.000%)	8.635%	8/12/28	273,279	$273,230	(d)(h)(i)
WW International Inc., Initial Term Loan (1 mo. USD LIBOR + 3.500%)	8.140%	4/13/28	256,000	148,801	(d)(h)(i)

Total Diversified Consumer Services				422,031

Hotels, Restaurants & Leisure - 0.5%
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	13.730%	3/8/24	438,750	375,131	(d)(h)(i)
NCL Corp. Ltd., Term Loan A3 (3 mo. Term SOFR + 2.350%)	6.930%	1/2/25	580,000	562,600	(d)(h)(i)(j)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	7.662%	4/13/29	248,750	248,484	(d)(h)(i)

Total Hotels, Restaurants & Leisure				1,186,215

Specialty Retail - 0.3%
Spencer Spirit IH LLC, Initial Term Loan (1 mo. USD LIBOR + 6.000%)	10.617%	6/19/26	683,799	677,532	(d)(h)(i)

TOTAL CONSUMER DISCRETIONARY				3,431,360

FINANCIALS - 0.3%
Diversified Financial Services - 0.2%
Citadel Securities LP, Incremental Term Loan B (1 mo. Term SOFR + 3.000%)	7.732%	2/2/28	249,375	249,593	(d)(h)(i)
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (1 mo. USD LIBOR + 6.750%)	11.385%	4/7/28	200,000	187,876	(d)(h)(i)

Total Diversified Financial Services				437,469

Insurance - 0.1%
Asurion LLC, New Term Loan B10 (3 mo. Term SOFR + 4.100%)	8.680%	8/19/28	309,225	290,698	(d)(h)(i)

TOTAL FINANCIALS				728,167

HEALTH CARE - 0.8%
Health Care Providers & Services - 0.8%
EyeCare Partners LLC, First Lien Amendment No. 2 Term Loan (3 mo. Term SOFR + 4.500%)	9.180%	11/15/28	290,000	241,666	(d)(h)(i)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	8.480%	2/18/27	555,203	467,587	(d)(h)(i)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	19

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - continued
One Call Corp., First Lien Term Loan B (3 mo. USD LIBOR + 5.500%)	10.375%	4/22/27	768,300	$640,570	(d)(h)(i)
U.S. Renal Care Inc., First Lien Term Loan B (1 mo. USD LIBOR + 5.000%)	9.688%	6/26/26	949,599	638,434	(d)(h)(i)

TOTAL HEALTH CARE				1,988,257

INDUSTRIALS - 0.7%
Airlines - 0.4%
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	8.568%	4/21/28	995,814	996,691	(d)(h)(i)

Commercial Services & Supplies - 0.2%
Neptune Bidco US Inc., Term Loan B	—	4/11/29	310,000	285,846	(k)
Verscend Holding Corp., New Term Loan B (1 mo. USD LIBOR + 4.000%)	8.635%	8/27/25	248,737	248,960	(d)(h)(i)

Total Commercial Services & Supplies				534,806

Transportation Infrastructure - 0.1%
Carriage Purchaser Inc., Term Loan B (1 mo. USD LIBOR + 4.250%)	8.885%	9/29/28	248,741	245,383	(d)(h)(i)

TOTAL INDUSTRIALS				1,776,880

INFORMATION TECHNOLOGY - 0.9%
Communications Equipment - 0.1%
Global Tel Link Corp., First Lien Term Loan (3 mo. Term SOFR + 4.250%)	9.076%	11/29/25	136,011	121,794	(d)(h)(i)

IT Services - 0.2%
Redstone Holdco 2 LP, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	9.568%	4/27/28	275,260	226,486	(d)(h)(i)
Redstone Holdco 2 LP, Second Lien Initial Term Loan (3 mo. USD LIBOR + 7.750%)	12.565%	4/27/29	510,000	305,717	(d)(h)(i)

Total IT Services				532,203

Software - 0.6%
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	8.696%	10/16/26	488,743	482,451	(d)(h)(i)
DCert Buyer Inc., Second Lien Initial Term Loan (3 mo. Term SOFR + 7.000%)	11.696%	2/19/29	790,000	738,156	(d)(h)(i)
Peraton Corp., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	8.385%	2/1/28	248,711	246,846	(d)(h)(i)

Total Software				1,467,453

TOTAL INFORMATION TECHNOLOGY				2,121,450

See Notes to Schedule of Investments.

20	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.3%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC, Initial Term Loan (1 mo. Term SOFR + 4.350%)	8.968%	4/2/29	248,750	$248,128	(d)(h)(i)(j)

Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second
Lien Term Loan (5.000% Cash and 12.500% PIK)	17.500%	12/31/27	583,425	498,833	(b)(d)(h)(i)(j)(l)

TOTAL MATERIALS				746,961

TOTAL SENIOR LOANS (Cost - $12,589,360)				11,549,108

CONVERTIBLE BONDS & NOTES - 1.6%
COMMUNICATION SERVICES - 0.7%
Media - 0.7%
DISH Network Corp., Senior Notes	2.375%	3/15/24	240,000	221,337
DISH Network Corp., Senior Notes	3.375%	8/15/26	2,300,000	1,481,384

TOTAL COMMUNICATION SERVICES				1,702,721

CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	390,000	274,170

FINANCIALS - 0.3%
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
Apollo Commercial Real Estate
Finance Inc., Senior Notes	5.375%	10/15/23	180,000	179,100
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	660,000	590,923

TOTAL FINANCIALS				770,023

INDUSTRIALS - 0.4%
Airlines - 0.4%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	1,060,000	870,790

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP, Senior Notes	2.500%	6/15/26	270,000	246,105	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,721,708)				3,863,809

SOVEREIGN BONDS - 0.3%
Argentina - 0.3%
Argentine Republic Government
International Bond, Senior Notes	1.000%	7/9/29	47,191	14,757

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	21

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Argentina - continued
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	556,653	$181,637
Argentine Republic Government International Bond, Senior Notes, Step bond (1.500% to 7/9/23 then 3.625%)	1.500%	7/9/35	53,946	15,472
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	1,510,142	583,292	(a)

TOTAL SOVEREIGN BONDS (Cost - $1,081,811)				795,158

			SHARES/ UNITS
COMMON STOCKS - 0.3%
ENERGY - 0.3%
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd.			819,262,754	0	*(j)(l)(m)

Oil, Gas & Consumable Fuels - 0.3%
Berry Corp.			35,911	338,641
Chord Energy Corp.			1,925	259,143
Permian Production Partners LLC			21,667	14,084	*(l)

Total Oil, Gas & Consumable Fuels				611,868

TOTAL ENERGY				611,868

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			541	0	*(j)(l)(m)

TOTAL COMMON STOCKS (COST - $7,081,682)				611,868

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
MPLX LP (Cost - $521,658)	8.462%		16,051	577,836	(j)(l)

See Notes to Schedule of Investments.

22	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $16,407)		5/28/28	17,136	$3,427	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $268,809,498)				240,639,669

	RATE		SHARES
SHORT-TERM INVESTMENTS - 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $1,474,499)	4.513%		1,474,499	1,474,499	(n)(o)

TOTAL INVESTMENTS - 98.7% (Cost - $270,283,997)				242,114,168
Other Assets in Excess of Liabilities - 1.3%				3,265,407

TOTAL NET ASSETS - 100.0%				$245,379,575

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	23

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	The coupon payment on this security is currently in default as of February 28, 2023.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	All or a portion of this loan is unfunded as of February 28, 2023. The interest rate for fully unfunded term loans is to be determined.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(m)	Value is less than $1.

(n)	Rate shown is one-day yield as of the end of the reporting period.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2023, the total market value of investments in Affiliated Companies was $1,474,499 and the cost was $1,474,499 (Note 2).

Abbreviation(s) used in this schedule:

CLO	— Collateralized Loan Obligation
EUR	— Euro
GBP	— British Pound
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

24	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

(Percentages shown based on Fund net assets)

At February 28, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury 5-Year Notes	76	6/23	$8,167,098	$8,136,156	$(30,942)

At February 28, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized (Depreciation)
EUR	2,032,902	USD	2,228,264	BNP Paribas SA	4/18/23	$(71,807)
GBP	1,477,000	USD	1,815,754	Morgan Stanley & Co. Inc.	4/18/23	(37,528)

Total						$(109,335)

Abbreviation(s) used in this table:

EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

At February 28, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Ford Motor Co., 4.346%, due 12/8/26	$800,000	12/20/26	2.665%	5.000% quarterly	$61,747	$90,524	$(28,777)
Occidental Petroleum Corp., 5.550%, due 3/15/26	800,000	6/20/26	1.036%	1.000% quarterly	(874)	(24,325)	23,451

Total	$1,600,000				$60,873	$66,199	$(5,326)

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	25

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT FEBRUARY 28, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED (DEPRECIATION)
Beazer Homes USA Inc., 6.750%, due 3/15/25	$460,000	12/20/27	5.514%	5.000% quarterly	$8,851	$52,751	$(43,900)
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	460,000	6/20/27	3.811%	5.000% quarterly	(19,659)	(7,171)	(12,488)
KB Home, 6.875%, due 6/15/27	644,000	12/20/27	2.897%	5.000% quarterly	(54,515)	(5,817)	(48,698)
NOVA Chemicals Corp., 4.875%, due 6/1/24	362,000	6/20/27	3.621%	5.000% quarterly	(17,979)	(7,809)	(10,170)
Xerox Corp., 3.800%, due 5/15/24	183,000	6/20/27	3.569%	1.000% quarterly	16,847	22,334	(5,487)

Total	$2,109,000				$(66,455)	$54,288	$(120,743)

See Notes to Schedule of Investments.

26	Western Asset High Yield Fund 2023 Quarterly Report

WESTERN ASSET HIGH YIELD FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset High Yield Fund 2023 Quarterly Report	27

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Yield Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

28

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$206,616,607	—		$206,616,607
Asset-Backed Securities	—	16,621,856	—		16,621,856
Senior Loans:
Consumer Discretionary	—	2,868,760	$562,600		3,431,360
Materials	—	—	746,961		746,961
Other Senior Loans	—	7,370,787	—		7,370,787
Convertible Bonds & Notes	—	3,863,809	—		3,863,809
Sovereign Bonds	—	795,158	—		795,158
Common Stocks:
Energy	$597,784	14,084	0	*	611,868
Materials	—	—	0	*	0	*
Convertible Preferred Stocks	—	—	577,836		577,836
Warrants	3,427	—	—		3,427

Total Long-Term Investments	601,211	238,151,061	1,887,397		240,639,669

Short-Term Investments†	1,474,499	—	—		1,474,499

Total Investments	$2,075,710	$238,151,061	$1,887,397		$242,114,168

Other Financial Instruments:
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	$23,451	—		$23,451

Total	$2,075,710	$238,174,512	$1,887,397		$242,137,619

30

Notes to Schedule of Investments (unaudited) (cont’d)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$30,942	—	—	$30,942
Forward Foreign Currency Contracts††	—	$109,335	—	109,335
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	28,777	—	28,777
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	120,743	—	120,743

Total	$30,942	$258,855	—	$289,797

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset Management Company, LLC. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources, Inc. The following companies were considered affiliated companies for all or some portion of the period ended February 28, 2023. The following transactions were effected in such companies for the period ended February 28, 2023.

	Affiliate Value at May 31, 2022	Purchased		Sold		Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2023
		Cost	Shares	Proceeds	Shares
Benefit Street Partners CLO Ltd., 2017-12A C	$237,551	—	—	$212,802	250,000	$12,523	$1,116	$(24,749)	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$44,844,820	44,844,820	43,370,321	43,370,321	—	30,131	—	$1,474,499

	$237,551	$44,844,820		$43,583,123		$12,523	$31,247	$(24,749)	$1,474,499

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